Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000248999 [Member]
Shareholder Report [Line Items]
Fund Name	StockSnips AI-Powered Sentiment US All Cap ETF
Class Name	StockSnips AI-Powered Sentiment US All Cap ETF
Trading Symbol	NEWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of April 11, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$57	0.65%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Fund Performance The NEWZ ETF returned 19.43% (NAV) for the period April 11, 2024 through January 31, 2025, compared to 17.42% for the Solactive GBS US 1000 Index. NEWZ follows a systematic, equal-weighted investment strategy that dynamically rotates into stocks with improving investor sentiment. This approach enabled the fund to outperform traditional market-cap-weighted indices—despite the dominance of a handful of mega-cap technology stocks during the period. Notably, NEWZ also outperformed the Solactive GBS United States 500 Equal Weight Index, demonstrating the strength of its sentiment-based selection process.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (4/11/2024)
StockSnips AI Powered Sentiment US All Cap ETF - NAV	19.43%
Solactive GBS United States 1000 Index	17.42%
Solactive GBS United States 500 Equal Weight Index	13.31%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The Solactive GBS United States 500 Equal Weight Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://stocksnipsetfs.ai/etf/ for more recent performance information.

Performance Inception Date	Apr. 11, 2024
Net Assets	$ 29,180,977
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 91,162
Investment Company, Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$29,180,977	Advisory Fees	$91,162
Portfolio Turnover Rate*	206%	Fees Waived and/or Expenses Reimbursed	(12,155)
# of Portfolio Holdings	31	Net Advisory Fees Paid	$79,007
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	43.9%
Consumer Discretionary	18.9%
Financials	10.2%
Health Care	9.8%
Industrials	9.7%
Consumer Staples	7.0%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
PegaSystems, Inc.	3.9%
Shopify, Inc.	3.8%
Rambus, Inc.	3.8%
Seagate Technology Holdings PLC	3.7%
Sprouts Farmers Market, Inc.	3.6%
Zoom Video Communications, Inc.	3.6%
Gartner, Inc.	3.5%
Dick’s Sporting Goods, Inc.	3.5%
Insulet Corp.	3.5%
Marsh & McLennan Cos, Inc.	3.4%